Disclosures About Fair Value Measurements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosures About Fair Value Measurements [Abstract]
Carrying value of impaired loans	$ 2,339	$ 4,806
Specific valuation allowance	747	1,600
Net fair value of impaired loans	$ 1,500	$ 3,200
Assets and liabilities considered financial instruments, percentage	90.00%
Loan held for sale account delivery dates lock period	30, 45, or 60 day lock period